Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jul. 31, 2019	Jun. 30, 2019
Disclosure of detailed information about investment property [line items]
Total	$ 227,547	$ 333,525	$ 333,525
Rental properties [Member]
Disclosure of detailed information about investment property [line items]
Total	192,684		298,702
Undeveloped parcels of land [Member]
Disclosure of detailed information about investment property [line items]
Total	27,534		28,507
Properties under development [Member]
Disclosure of detailed information about investment property [line items]
Total	$ 7,329		$ 6,316